STOCK-BASED COMPENSATION - Schedule of Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 386	$ 378	$ 1,280	$ 1,469
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total			0	16
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 386	$ 378	1,173	1,453
Restricted Stock Units, Cash Settled Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total			$ 107	$ 0